RELATED PARTIES (Details Narrative) - USD ($)	1 Months Ended				6 Months Ended	7 Months Ended
	Nov. 30, 2021	Sep. 30, 2021	Jun. 30, 2021	Jun. 22, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 11, 2021
Related Party Transaction [Line Items]
Number of shares issued	232,500
Number of shares issued value			$ 25,000
Founders shares issued to the Sponsor					1,550,000	1,550,000
Repayment of loans						$ 125,547
Related Party Loans Description					The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $2,400,000 of the notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant.	The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $2,400,000 of the notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant.
Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued			1,550,000
Number of shares issued value			$ 16
Additional founders shares issued to the Sponsor	75,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Number of shares issued	50,000	62,500		1,437,500
Number of shares issued value				$ 25,000
Founder share issued					1,625,000	1,625,000
Founder share outstanding					1,625,000	1,625,000
Capital contribution					$ 25,000	$ 25,000
Sponsor [Member]
Related Party Transaction [Line Items]
Principal amount							$ 200,000